Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 31, 2022	Nov. 06, 2021	May 12, 2021	Feb. 09, 2021	Nov. 06, 2020	Aug. 05, 2020	May 12, 2020	Feb. 07, 2020	Nov. 08, 2019	Aug. 02, 2019	May 08, 2019
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 95,130	¥ 93,272	¥ 44,909	¥ 32,818	¥ 18,999	¥ 48,363	¥ 48,932	¥ 49,287	¥ 49,287	¥ 49,287
Dividend payout, Dividend per share (yen)		¥ 55	¥ 54	¥ 26	¥ 19	¥ 11	¥ 28	¥ 28	¥ 28	¥ 28	¥ 28
Dividend payout, Record date		Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Dividend payout, Effective date		Dec. 01, 2021	Jun. 07, 2021	Mar. 08, 2021	Dec. 02, 2020	Sep. 04, 2020	Jun. 03, 2020	Mar. 04, 2020	Nov. 29, 2019	Aug. 30, 2019	Jun. 03, 2019
Dividends payable, Total amount of dividends (millions of yen)	¥ 111,256
Dividends payable, Dividend per share (yen)	¥ 65
Dividends payable, Record date	Mar. 31, 2022
Dividends payable, Effective date	Jun. 06, 2022